Capital structure and financing - C.7.2. Fair value of financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 2,337	$ 2,564
Current financial assets	2,143	2,460
Non-current financial assets	194	104
Financial assets at amortised cost | Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Financial assets	24	0
Financial assets at amortised cost | Other non-current assets
Disclosure of fair value measurement of assets [line items]
Financial assets	77	66
Financial assets at amortised cost | Trade receivables, net
Disclosure of fair value measurement of assets [line items]
Financial assets	351	371
Financial assets at amortised cost | Amounts due from non-controlling interests, associates and joint venture partners
Disclosure of fair value measurement of assets [line items]
Financial assets	296	68
Financial assets at amortised cost | Prepayments and accrued income
Disclosure of fair value measurement of assets [line items]
Financial assets	149	156
Financial assets at amortised cost | Supplier advances for capital expenditures
Disclosure of fair value measurement of assets [line items]
Financial assets	21	22
Financial assets at amortised cost | Call option
Disclosure of fair value measurement of assets [line items]
Financial assets	3	0
Financial assets at amortised cost | Equity Investments
Disclosure of fair value measurement of assets [line items]
Financial assets	160	371
Financial assets at amortised cost | Other current assets
Disclosure of fair value measurement of assets [line items]
Financial assets	181	192
Financial assets at amortised cost | Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial assets	199	155
Financial assets at amortised cost | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial assets	875	1,164
Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	8,317	8,219
Current financial liabilities	2,145	1,949
Non-current financial liabilities	6,173	6,270
Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	8,198	8,475
Current financial liabilities	2,145	1,949
Non-current financial liabilities	6,054	6,527
Debt and financing | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	5,691	5,972
Debt and financing | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	5,572	6,229
Trade payables | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	334	289
Trade payables | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	334	289
Payables and accruals for capital expenditure | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	345	348
Payables and accruals for capital expenditure | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	345	348
Derivative financial instruments | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	16	17
Derivative financial instruments | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	16	17
Put option liability | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	262	264
Put option liability | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	262	264
Amounts due to non-controlling interests, associates and joint venture partners | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	339	498
Amounts due to non-controlling interests, associates and joint venture partners | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	339	498
Accrued interest and other expenses | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	445	432
Accrued interest and other expenses | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	445	432
Other liabilities | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	885	399
Other liabilities | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	$ 885	$ 399